Dividends (Tables)	18 Months Ended
Oct. 31, 2018
Dividends [Abstract]
Dividends
	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
Equity - ordinary	$	’000	$	’000	$	’000
Final paid 58.33 cents (April 30, 2017: 49.74 cents; April 30, 2016 49.74 cents) per ordinary share		133,889		111,023		70,015
First Interim paid 34.60 cents (April 30, 2017: 29.73 cents; April 30, 2016: 16.94 cents) per ordinary share		156,243		66,512		35,144
Second Interim paid 58.33 cents (April 30, 2017: nil cents; April 30, 2016: nil cents) per ordinary share		252,029		-		-
		542,161		177,535		105,159